Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 97.9% of Net Assets
	Air Freight & Logistics — 3.1%
21,208	United Parcel Service, Inc., Class B	$ 3,425,940
	Total Air Freight & Logistics	$3,425,940
	Banks — 8.6%
127,423	Citizens Financial Group, Inc.	$ 4,378,254
4,169	PNC Financial Services Group, Inc.	622,932
105,311	Truist Financial Corp.	4,585,241
	Total Banks	$9,586,427
	Beverages — 0.8%
15,958	Coca-Cola Co.	$ 893,967
	Total Beverages	$893,967
	Biotechnology — 2.9%
3,258(a)	Regeneron Pharmaceuticals, Inc.	$ 2,244,339
3,515(a)	Vertex Pharmaceuticals, Inc.	1,017,733
	Total Biotechnology	$3,262,072
	Capital Markets — 1.4%
8,961	CME Group, Inc.	$ 1,587,262
	Total Capital Markets	$1,587,262
	Chemicals — 3.4%
41,067	International Flavors & Fragrances, Inc.	$ 3,730,116
	Total Chemicals	$3,730,116
	Construction Materials — 2.9%
10,052	Martin Marietta Materials, Inc.	$ 3,237,649
	Total Construction Materials	$3,237,649
	Electrical Equipment — 0.8%
4,336	Rockwell Automation, Inc.	$ 932,717
	Total Electrical Equipment	$932,717
	Energy Equipment & Services — 1.3%
40,855	Schlumberger NV	$ 1,466,694
	Total Energy Equipment & Services	$1,466,694
	Entertainment — 3.5%
13,943	Electronic Arts, Inc.	$ 1,613,345
29,256(a)	Live Nation Entertainment, Inc.	2,224,626
	Total Entertainment	$3,837,971
	Food & Staples Retailing — 1.8%
4,236	Costco Wholesale Corp.	$ 2,000,536
	Total Food & Staples Retailing	$2,000,536
	Health Care Equipment & Supplies — 1.5%
20,043	Medtronic Plc	$ 1,618,472
	Total Health Care Equipment & Supplies	$1,618,472
	Health Care Providers & Services — 2.5%
5,590	UnitedHealth Group, Inc.	$ 2,823,174
	Total Health Care Providers & Services	$2,823,174

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Hotels, Restaurants & Leisure — 2.1%
706(a)	Booking Holdings, Inc.	$ 1,160,106
20,959(a)	Planet Fitness, Inc., Class A	1,208,496
	Total Hotels, Restaurants & Leisure	$2,368,602
	Interactive Media & Services — 7.3%
84,530(a)	Alphabet, Inc., Class A	$ 8,085,294
	Total Interactive Media & Services	$8,085,294
	Internet & Direct Marketing Retail — 3.1%
30,793(a)	Amazon.com, Inc.	$ 3,479,609
	Total Internet & Direct Marketing Retail	$3,479,609
	IT Services — 4.2%
25,429(a)	Akamai Technologies, Inc.	$ 2,042,457
14,495	Visa, Inc., Class A	2,575,037
	Total IT Services	$4,617,494
	Life Sciences Tools & Services — 4.2%
10,666	Danaher Corp.	$ 2,754,921
3,821	Thermo Fisher Scientific, Inc.	1,937,973
	Total Life Sciences Tools & Services	$4,692,894
	Machinery — 2.6%
17,871	Caterpillar, Inc.	$ 2,932,274
	Total Machinery	$2,932,274
	Metals & Mining — 2.4%
96,937	Freeport-McMoRan, Inc.	$ 2,649,288
	Total Metals & Mining	$2,649,288
	Oil, Gas & Consumable Fuels — 3.9%
38,734	EOG Resources, Inc.	$ 4,327,750
	Total Oil, Gas & Consumable Fuels	$4,327,750
	Personal Products — 0.6%
2,832	Estee Lauder Cos., Inc., Class A	$ 611,429
	Total Personal Products	$611,429
	Pharmaceuticals — 4.0%
162,670(a)	Elanco Animal Health, Inc.	$ 2,018,735
7,492	Eli Lilly & Co.	2,422,538
	Total Pharmaceuticals	$4,441,273
	Road & Rail — 2.1%
12,241	Union Pacific Corp.	$ 2,384,792
	Total Road & Rail	$2,384,792
	Semiconductors & Semiconductor Equipment — 10.9%
36,554	Analog Devices, Inc.	$ 5,093,434
9,226	KLA Corp.	2,792,064
6,100	Lam Research Corp.	2,232,600
16,079	NVIDIA Corp.	1,951,830
	Total Semiconductors & Semiconductor Equipment	$12,069,928

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value
	Software — 7.2%
6,819(a)	Adobe, Inc.	$ 1,876,589
26,354	Microsoft Corp.	6,137,846
	Total Software	$8,014,435
	Specialty Retail — 1.8%
7,142	Home Depot, Inc.	$ 1,970,763
	Total Specialty Retail	$1,970,763
	Technology Hardware, Storage & Peripherals — 5.7%
46,014	Apple, Inc.	$ 6,359,135
	Total Technology Hardware, Storage & Peripherals	$6,359,135
	Textiles, Apparel & Luxury Goods — 1.3%
17,534	NIKE, Inc., Class B	$ 1,457,426
	Total Textiles, Apparel & Luxury Goods	$1,457,426
	Total Common Stocks (Cost $95,108,454)	$108,865,383

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.3% of Net Assets
1,500,000(b)	U.S. Treasury Bills, 10/18/22	$ 1,498,418
	Total U.S. Government and Agency Obligations (Cost $1,498,250)	$1,498,418

Shares
	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
338,768(c)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 338,768
		$338,768
	TOTAL SHORT TERM INVESTMENTS (Cost $338,768)	$338,768
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $96,945,472)	$110,702,569
	OTHER ASSETS AND LIABILITIES — 0.5%	$547,238
	net assets — 100.0%	$111,249,807

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$108,865,383	$—	$—	$108,865,383

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$1,498,418	$—	$1,498,418
Open-End Fund	338,768	—	—	338,768
Total Investments in Securities	$109,204,151	$1,498,418	$—	$110,702,569
During the period ended September 30, 2022, there were no transfers in or out of Level 3.
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